Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559



                      FIRST TRUST EXCHANGE-TRADED FUND IV

                     FIRST TRUST HIGH YIELD LONG/SHORT ETF

                                  (the "Fund")

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
             DATED FEBRUARY 27, 2013, AS SUPPLEMENTED JULY 3, 2013


                            DATED SEPTEMBER 4, 2013

Notwithstanding anything to the contrary in the prospectus or statement of additional information, each reference to the Fund's name in the prospectus and statement of additional information is replaced with "First Trust Tactical High Yield ETF."



           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE